Note 12 - Income Taxes - Unrecognized Tax Benefits (Details) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Unrecognized tax benefits balance at beginning of year	$ 198,307	$ 221,339
Gross decreases for tax positions of prior years	(41,853)	(23,282)
Gross increases for current year tax positions	12,302	250
Unrecognized tax benefits balance at end of year	$ 168,756	$ 198,307